SHARE-BASED PAYMENTS - RSU and PSU Activity (Details) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Equity-settled RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	0	0
Units granted (in shares)	304,142	0
Units cancelled (in shares)	(11,104)	0
Settled in cash / Redeemed (in shares)	(404)	0
Units outstanding, end of year (in shares)	292,634	0
Units vested, end of year (in shares)	168,681	0
Equity-settled PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	0	0
Units granted (in shares)	812,603	0
Units cancelled (in shares)	(30,604)	0
Settled in cash / Redeemed (in shares)	(1,213)	0
Units outstanding, end of year (in shares)	780,786	0
Units vested, end of year (in shares)	489,134	0
Cash-settled RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	646,231	607,039
Units granted (in shares)	0	247,197
Units cancelled (in shares)	(12,369)	(31,505)
Settled in cash / Redeemed (in shares)	(229,825)	(176,500)
Units outstanding, end of year (in shares)	404,037	646,231
Units vested, end of year (in shares)	332,420	438,656
Cash-settled PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	1,148,302	847,171
Units granted (in shares)	0	817,218
Units cancelled (in shares)	(83,204)	(48,601)
Settled in cash / Redeemed (in shares)	(152,817)	(467,486)
Units outstanding, end of year (in shares)	912,281	1,148,302
Units vested, end of year (in shares)	711,745	687,120